Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes Payable [Abstract]
Notes Payable:

Note 7 Notes Payable:

Notes payable as of June 30, 2014 and December 31, 2013 is as follows:

	June 30, 2014	December 31, 2013

Notes payable	$1,657,000	$1,230,000
Discount on notes	(484,890)	(439,472)
Notes payable, net of debt discount	1,172,110	790,528
Less: Current maturities	(4,827)	-
Notes payable, net of debt discount and current maturities	$1,167,283	$790,528

Future minimum debt repayments under these obligations at June 30, 2014 are as follows:

Year ending December 31:

2014 (remainder of year)	$2,357

2015	110,061

2016	1,130,563

2017	406,115

2018 and thereafter	7,904

$1,657,000

Accretion of debt discount on Notes payable for the six months ended June 30, 2014 and 2013 was $114,582 and 824,912, respectively

Note 6 Notes Payable:

(A)	Notes Payable – Convertible

During the year ended December 31, 2012, the Company sold two (2) convertible promissory notes in the aggregate principal amount of $72,000 for proceeds of $60,000 with a one year maturity and a five (5) year common stock purchase warrant exercisable for up to 30,000 shares of common stock at $0.70 per share to an accredited investor.  The notes are convertible at a rate of $0.70 per share.  The notes are unsecured.

The following is a summary of notes payable - convertible:

Balance – January 1, 2012	$1,111,440
Issuance of convertible notes payable	72,000
Original issue discount	(12,000)
Discount recorded on derivative liability at issuance	(17,783)
Repayments	(100,000)
Converted to common stock	(1,148,000)
Note matured – reclassified to due on demand	(180,000)
Accretion of debt discount	344,473

Balance – December 31, 2012	70,130
Issuance of convertible notes payable	-
Original issue discount	-
Discount recorded on derivative liability at issuance	-
Repayments	-
Converted to common stock	(36,000)
Note matured – reclassified to due on demand	(36,000)
Accretion of debt discount	1,870
Balance – December 31, 2013	$-

(B)	Notes Payable Due on Demand

As of December 31, 2013, three (3) convertible notes for an aggregate principal amount of $216,000 matured.  These notes were reclassified and are recorded as due on demand.

(C)	Promissory Note

On November 12, 2012, the Company issued a promissory note with principal of $288,750.  The Company received proceeds of $275,000.  The Company recorded the original issue discount of $13,750 and is accreting the discount to interest expense over the life of the note.  The note matures on May 11, 2013 and is secured by assets of the Company.  In addition, the note-holder received 1,000,000 shares of common stock of the Company.  The issuance was recorded as a debt discount up to the face amount of the note.  The amount in excess of the face amount of the note was recorded to interest expense on the date of issuance.

On May 11, 2013 the note matured and a new promissory note with principal of $288,750 was issued. This was considered a substantial modification of terms and the Company applied extinguishment accounting. The note bore interest at 12% per annum and was to be due in interest only payments for the first 24 months.  The note matures on May 10, 2015, although, was paid in full on August 29, 2013.  In addition, the Company issued the note holder a five (5) year common stock purchase warrant exercisable for up to 375,000 shares of common stock at $0.85 per share to an accredited investor. The issuance of the warrants was recorded as interest expense on the date of issuance.  The note was secured by certain oil and gas assets of the Company.

Extinguishment Accounting

The Company compared the fair value of the note on the date of modification to the as-modified note.  Because the fair value of the as-modified note was 10% greater than the fair value of the existing note, the Company applied extinguishment accounting, resulting in a loss on extinguishment of debt of $411,030, for the year ended December 31, 2013. The Company recorded the loss as interest expense in the Statement of Operations.

Balance – January 1, 2013	$78,604
Accretion of debt discount	210,146
Note matured – satisfied with issuance of new note	(288,750)
Issuance of new promissory note	288,750
Payoff of note	(288,750)
Balance December 31, 2013	$-

(D)	Promissory Note

On March 15, 2013, the Company issued a promissory note with principal of $400,000 for proceeds of $400,000.  The note bears interest at 12% per annum and will be due in interest only payments for the first 24 months.  The note matures on March 14, 2015.  In addition, the Company issued the note holder a five (5) year common stock purchase warrant exercisable for up to 500,000 shares of common stock at $0.85 per share to an accredited investor. The issuance of the warrants was recorded as a debt discount up to the face amount of the note.  The amount in excess of the face amount of the note was recorded to interest expense on the date of issuance. The note is secured by certain oil and gas assets of the Company.

Balance – January 1, 2013	$-
Issuance of promissory note	400,000
Original issue discount	(400,000)
Accretion of debt discount	400,000
Payoff of note	(400,000)
Balance –December 31, 2013	$-

(E)	Promissory Note

On May 20, 2013, the Company issued a promissory note with principal of $80,000 for proceeds of $80,000.  The note bears interest at 12% per annum and will be due in interest only payments for the first 24 months.  The note matures on May 19, 2015.  In addition, the Company issued the note holder a five (5) year common stock purchase warrant exercisable for up to 100,000 shares of common stock at $0.85 per share to an accredited investor. The issuance of the warrants was recorded as a debt discount up to the face amount of the note.  The amount in excess of the face amount of the note was recorded to interest expense on the date of issuance. The note is secured by certain oil and gas assets of the Company.

Balance – January 1, 2013	$-
Issuance of promissory note	80,000
Original issue discount	(80,000)
Accretion of debt discount	24,691
Balance –December 31, 2013	$24,691

(F)	Promissory Note

On May 20, 2013, the Company issued a promissory note with principal of $25,000 for proceeds of $25,000.  The note bears interest at 12% per annum and will be due in interest only payments for the first 24 months.  The note matures on May 19, 2015.  In addition, the Company issued the note holder a five (5) year common stock purchase warrant exercisable for up to 31,250 shares of common stock at $0.85 per share to an accredited investor. The issuance of the warrants was recorded as a debt discount up to the face amount of the note.  The amount in excess of the face amount of the note was recorded to interest expense on the date of issuance. The note is secured by certain oil and gas assets of the Company.

Balance – January 1, 2013	$-
Issuance of promissory note	25,000
Original issue discount	(25,000)
Accretion of debt discount	7,716
Balance –December 31, 2013	$7,716

(G)	Promissory Note

On July 1, 2013, the Company issued a promissory note with principal of $100,000 for proceeds of $100,000.  The note bears interest at 12% per annum and will be due in interest only payments for the first 36 months.  The note matures on July 1, 2016.  In addition, the Company issued the note holder a five (5) year common stock purchase warrant exercisable for up to 125,000 shares of common stock at $0.85 per share to an accredited investor. The issuance of the warrants was recorded as a debt discount up to the face amount of the note.  The amount in excess of the face amount of the note was recorded to interest expense on the date of issuance. The note is secured by certain oil and gas assets of the Company.

Balance – January 1, 2013	$-
Issuance of promissory note	100,000
Original issue discount	(100,000)
Accretion of debt discount	16,697
Balance –September 30, 2013	$16,697

(H)	Promissory Note

On October 1, 2013, the Company issued a promissory note with principal of $500,000 for proceeds of $500,000.  The note bears interest at 12% per annum and will be due in interest only payments for the first 36 months.  The note matures on September 30, 2016.  In addition, the Company issued the purchaser, 1,000,000 shares of the common stock of the Company. The issuance of the shares was recorded as a debt discount equal to the market value of shares issued ($140,000) at issuance date.

Balance – January 1, 2013	$-
Issuance of promissory note	500,000
Original issue discount	(140,000)
Accretion of debt discount	11,763
Balance –December 31, 2013	$371,763

(I)	Promissory Note

On December 5, 2013, the Company issued a promissory note with principal of $500,000 for proceeds of $500,000.  The note bears interest at 12% per annum and will be due in interest only payments for the first 36 months.  The note matures on December 4, 2016.  In addition, the Company issued the purchaser, 1,000,000 shares of the common stock of the Company. The issuance of the shares was recorded as a debt discount equal to the market value of shares issued ($150,000) at issuance date.

Balance – January 1, 2013	$-
Issuance of promissory note	500,000
Original issue discount	(150,000)
Accretion of debt discount	3,562
Balance –December 31, 2013	$353,562

(J)	Promissory Note

On December 12, 2013, the Company issued a promissory note with principal of $25,000 for proceeds of $25,000.  The note bears interest at 12% per annum and will be due in interest only payments for the first 36 months.  The note matures on December 11, 2016.  In addition, the Company issued the purchaser, 50,000 shares of the common stock of the Company. The issuance of the shares was recorded as a debt discount up to the face amount of the note.

Balance – January 1, 2013	$-
Issuance of promissory note	25,000
Original issue discount	(9,000)
Accretion of debt discount	99
Balance –December 31, 2013	$16,099

(K)	Debt Issuance Costs

Debt issuance costs, net are as follows:

Balance - January 1, 2012	$24,458
Debt issue costs paid in 2012	-
Amortization of debt issue costs	(24,458)
Balance – December 31, 2012	$-
Balance – December 31, 2013	$-